Provisions - Provisions for pensions and similar obligations - Plans (Details) - MXN ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2006	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee Benefits
Personnel expenses - Defined Contribution Plan		$ 373	$ 330	$ 300
Provisions		6,800	6,730	7,202	$ 6,580
Defined benefit plans
Employee Benefits
Plan assets		2,196	$ 2,901
Percentage of employees enrolled under defined pension plan			1.00%
Provisions		$ 4,322	$ 3,830
Defined medical benefit plan
Employee Benefits
Percentage of payment of medical expenses		100.00%
Minimum period worked employees eligible for option of plan	6 months
Provisions for pensions and similar obligations
Employee Benefits
Provisions		$ 4,370	3,860	3,972	$ 4,004
Defined benefit plans
Employee Benefits
Provisions		$ 4,322	3,830
Defined contribution plan
Employee Benefits
Retirement age of employees		65 years
Personnel expenses - Defined Contribution Plan		$ 373	$ 330	$ 300
Percentage of employees enrolled under defined contribution plan included in medical coverage plan		83.00%	81.00%
Provisions		$ 48	$ 30